Assets held for sale (Tables)	3 Months Ended
Sep. 30, 2024
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of analysis of assets as held for sale

30 Sep 2024
US$’000
S19jPros Carrying value prior held for sale classification	13,278
Impairment expense	(2,582)
Held for sale amount at 30 September 2024	10,696